Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND
Entity Central Index Key	0001383496
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000047995 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap CoreAlphaDEX® Fund
Class Name	First Trust Large Cap CoreAlphaDEX® Fund
Trading Symbol	FEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Core AlphaDEX® Fund	$30	0.57%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 1,326,220,656
Holdings Count | Holding	378
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,326,220,656
Total number of portfolio holdings	378
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
CVS Health Corp.	0.5%
Builders FirstSource, Inc.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
Steel Dynamics, Inc.	0.5%
LPL Financial Holdings, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
CVS Health Corp.	0.5%
Builders FirstSource, Inc.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
Steel Dynamics, Inc.	0.5%
LPL Financial Holdings, Inc.	0.5%

C000047996 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Core AlphaDEX® Fund
Class Name	First Trust Mid Cap Core AlphaDEX® Fund
Trading Symbol	FNX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Core AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[2]
Net Assets	$ 1,271,459,525
Holdings Count | Holding	453
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,271,459,525
Total number of portfolio holdings	453
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hims & Hers Health, Inc.	0.5%
Corcept Therapeutics, Inc.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
Oshkosh Corp.	0.4%
Concentrix Corp.	0.4%
Maplebear, Inc.	0.4%
Pegasystems, Inc.	0.4%
Shift4 Payments, Inc., Class A	0.4%
FMC Corp.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hims & Hers Health, Inc.	0.5%
Corcept Therapeutics, Inc.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
Oshkosh Corp.	0.4%
Concentrix Corp.	0.4%
Maplebear, Inc.	0.4%
Pegasystems, Inc.	0.4%
Shift4 Payments, Inc., Class A	0.4%
FMC Corp.	0.4%

C000047997 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap CoreAlphaDEX® Fund
Class Name	First Trust Small Cap CoreAlphaDEX® Fund
Trading Symbol	FYX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Core AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Core AlphaDEX® Fund	$30(1)	0.58%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 30	[3]
Expense Ratio, Percent	0.58%	[3],[4]
Net Assets	$ 971,744,724
Holdings Count | Holding	528
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$971,744,724
Total number of portfolio holdings	528
Portfolio turnover rate	50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Bank of America Corp.	1.0%
Brinker International, Inc.	0.4%
Alignment Healthcare, Inc.	0.4%
Stride, Inc.	0.4%
EchoStar Corp., Class A	0.4%
SkyWest, Inc.	0.4%
Masterbrand, Inc.	0.4%
Adtalem Global Education, Inc.	0.4%
OSI Systems, Inc.	0.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Bank of America Corp.	1.0%
Brinker International, Inc.	0.4%
Alignment Healthcare, Inc.	0.4%
Stride, Inc.	0.4%
EchoStar Corp., Class A	0.4%
SkyWest, Inc.	0.4%
Masterbrand, Inc.	0.4%
Adtalem Global Education, Inc.	0.4%
OSI Systems, Inc.	0.4%

C000047998 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap ValueAlphaDEX® Fund
Class Name	First Trust Large Cap ValueAlphaDEX® Fund
Trading Symbol	FTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Value AlphaDEX® Fund	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[5]
Net Assets	$ 1,187,700,396
Holdings Count | Holding	189
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,187,700,396
Total number of portfolio holdings	189
Portfolio turnover rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CVS Health Corp.	1.1%
Steel Dynamics, Inc.	1.0%
Delta Air Lines, Inc.	1.0%
Nucor Corp.	1.0%
Coterra Energy, Inc.	1.0%
Valero Energy Corp.	1.0%
Ally Financial, Inc.	0.9%
CF Industries Holdings, Inc.	0.9%
Toll Brothers, Inc.	0.9%
Reliance, Inc.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	1.1%
Steel Dynamics, Inc.	1.0%
Delta Air Lines, Inc.	1.0%
Nucor Corp.	1.0%
Coterra Energy, Inc.	1.0%
Valero Energy Corp.	1.0%
Ally Financial, Inc.	0.9%
CF Industries Holdings, Inc.	0.9%
Toll Brothers, Inc.	0.9%
Reliance, Inc.	0.9%

C000047999 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Large Cap GrowthAlphaDEX® Fund
Class Name	First Trust Large Cap GrowthAlphaDEX® Fund
Trading Symbol	FTC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Large Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Large Cap Growth AlphaDEX® Fund	$32	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[6]
Net Assets	$ 1,157,320,983
Holdings Count | Holding	189
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,157,320,983
Total number of portfolio holdings	189
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	1.2%
Vistra Corp.	1.0%
Carvana Co.	1.0%
Howmet Aerospace, Inc.	1.0%
Royal Caribbean Cruises Ltd.	1.0%
Williams-Sonoma, Inc.	1.0%
AppLovin Corp., Class A	1.0%
KKR & Co., Inc.	1.0%
DoorDash, Inc., Class A	1.0%
LPL Financial Holdings, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Robinhood Markets, Inc., Class A	1.2%
Vistra Corp.	1.0%
Carvana Co.	1.0%
Howmet Aerospace, Inc.	1.0%
Royal Caribbean Cruises Ltd.	1.0%
Williams-Sonoma, Inc.	1.0%
AppLovin Corp., Class A	1.0%
KKR & Co., Inc.	1.0%
DoorDash, Inc., Class A	1.0%
LPL Financial Holdings, Inc.	1.0%

C000048000 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap ValueAlphaDEX® Fund
Class Name	First Trust Multi Cap ValueAlphaDEX® Fund
Trading Symbol	FAB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Value AlphaDEX® Fund	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[7]
Net Assets	$ 135,041,342
Holdings Count | Holding	677
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$135,041,342
Total number of portfolio holdings	677
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	0.7%
CVS Health Corp.	0.5%
Steel Dynamics, Inc.	0.5%
Delta Air Lines, Inc.	0.5%
Nucor Corp.	0.5%
Coterra Energy, Inc.	0.5%
Valero Energy Corp.	0.5%
Ally Financial, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Toll Brothers, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	0.7%
CVS Health Corp.	0.5%
Steel Dynamics, Inc.	0.5%
Delta Air Lines, Inc.	0.5%
Nucor Corp.	0.5%
Coterra Energy, Inc.	0.5%
Valero Energy Corp.	0.5%
Ally Financial, Inc.	0.5%
CF Industries Holdings, Inc.	0.5%
Toll Brothers, Inc.	0.5%

C000048001 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi Cap GrowthAlphaDEX® Fund
Class Name	First Trust Multi Cap GrowthAlphaDEX® Fund
Trading Symbol	FAD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Multi Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Cap Growth AlphaDEX® Fund	$34	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[8]
Net Assets	$ 239,237,017
Holdings Count | Holding	679
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$239,237,017
Total number of portfolio holdings	679
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
Vistra Corp.	0.5%
Carvana Co.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Williams-Sonoma, Inc.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
LPL Financial Holdings, Inc.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Robinhood Markets, Inc., Class A	0.6%
Vistra Corp.	0.5%
Carvana Co.	0.5%
Howmet Aerospace, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Williams-Sonoma, Inc.	0.5%
AppLovin Corp., Class A	0.5%
KKR & Co., Inc.	0.5%
DoorDash, Inc., Class A	0.5%
LPL Financial Holdings, Inc.	0.5%

C000048896 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer DiscretionaryAlphaDEX® Fund
Class Name	First Trust Consumer DiscretionaryAlphaDEX® Fund
Trading Symbol	FXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Consumer Discretionary AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Discretionary AlphaDEX® Fund	$32	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[9]
Net Assets	$ 1,610,481,150
Holdings Count | Holding	125
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,610,481,150
Total number of portfolio holdings	125
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Spotify Technology S.A.	1.6%
Carvana Co.	1.6%
Dutch Bros, Inc., Class A	1.6%
Royal Caribbean Cruises Ltd.	1.5%
Live Nation Entertainment, Inc.	1.5%
Norwegian Cruise Line Holdings Ltd.	1.5%
TKO Group Holdings, Inc.	1.5%
Dillard’s, Inc., Class A	1.4%
Toll Brothers, Inc.	1.4%
Fox Corp., Class A	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Spotify Technology S.A.	1.6%
Carvana Co.	1.6%
Dutch Bros, Inc., Class A	1.6%
Royal Caribbean Cruises Ltd.	1.5%
Live Nation Entertainment, Inc.	1.5%
Norwegian Cruise Line Holdings Ltd.	1.5%
TKO Group Holdings, Inc.	1.5%
Dillard’s, Inc., Class A	1.4%
Toll Brothers, Inc.	1.4%
Fox Corp., Class A	1.4%

C000048897 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Consumer StaplesAlphaDEX® Fund
Class Name	First Trust Consumer StaplesAlphaDEX® Fund
Trading Symbol	FXG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Consumer Staples AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Consumer Staples AlphaDEX® Fund	$31	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[10]
Net Assets	$ 301,731,602
Holdings Count | Holding	41
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$301,731,602
Total number of portfolio holdings	41
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CVS Health Corp.	5.2%
Darling Ingredients, Inc.	4.6%
Performance Food Group Co.	4.4%
Pilgrim’s Pride Corp.	4.2%
Archer-Daniels-Midland Co.	4.2%
Ingredion, Inc.	4.1%
Bunge Global S.A.	4.0%
Molson Coors Beverage Co., Class B	3.9%
Freshpet, Inc.	3.6%
McKesson Corp.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corp.	5.2%
Darling Ingredients, Inc.	4.6%
Performance Food Group Co.	4.4%
Pilgrim’s Pride Corp.	4.2%
Archer-Daniels-Midland Co.	4.2%
Ingredion, Inc.	4.1%
Bunge Global S.A.	4.0%
Molson Coors Beverage Co., Class B	3.9%
Freshpet, Inc.	3.6%
McKesson Corp.	3.4%

C000048898 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Energy AlphaDEX® Fund
Class Name	First Trust Energy AlphaDEX® Fund
Trading Symbol	FXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Energy AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Energy AlphaDEX® Fund	$30	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[11]
Net Assets	$ 385,834,848
Holdings Count | Holding	42
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$385,834,848
Total number of portfolio holdings	42
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Civitas Resources, Inc.	4.5%
Ovintiv, Inc.	4.2%
Devon Energy Corp.	4.2%
Matador Resources Co.	4.2%
Permian Resources Corp.	4.1%
NOV, Inc.	4.0%
Chord Energy Corp.	3.9%
APA Corp.	3.9%
Coterra Energy, Inc.	3.5%
Valero Energy Corp.	3.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Civitas Resources, Inc.	4.5%
Ovintiv, Inc.	4.2%
Devon Energy Corp.	4.2%
Matador Resources Co.	4.2%
Permian Resources Corp.	4.1%
NOV, Inc.	4.0%
Chord Energy Corp.	3.9%
APA Corp.	3.9%
Coterra Energy, Inc.	3.5%
Valero Energy Corp.	3.5%

C000048899 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Financials AlphaDEX® Fund
Class Name	First Trust Financials AlphaDEX® Fund
Trading Symbol	FXO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Financials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Financials AlphaDEX® Fund	$32	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[12]
Net Assets	$ 2,251,610,136
Holdings Count | Holding	105
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$2,251,610,136
Total number of portfolio holdings	105
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
KKR & Co., Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Goldman Sachs Group (The), Inc.	1.8%
Blue Owl Capital, Inc.	1.8%
Morgan Stanley	1.7%
MGIC Investment Corp.	1.7%
TPG, Inc.	1.7%
Markel Group, Inc.	1.7%
Lazard, Inc.	1.7%
Assured Guaranty Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KKR & Co., Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Goldman Sachs Group (The), Inc.	1.8%
Blue Owl Capital, Inc.	1.8%
Morgan Stanley	1.7%
MGIC Investment Corp.	1.7%
TPG, Inc.	1.7%
Markel Group, Inc.	1.7%
Lazard, Inc.	1.7%
Assured Guaranty Ltd.	1.7%

C000048900 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Health Care AlphaDEX® Fund
Class Name	First Trust Health Care AlphaDEX® Fund
Trading Symbol	FXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Health Care AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Health Care AlphaDEX® Fund	$31	0.61%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13]
Net Assets	$ 1,081,223,674
Holdings Count | Holding	77
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,081,223,674
Total number of portfolio holdings	77
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Royalty Pharma PLC, Class A	2.6%
Intra-Cellular Therapies, Inc.	2.5%
Acadia Healthcare Co., Inc.	2.4%
Natera, Inc.	2.3%
Tenet Healthcare Corp.	2.3%
Doximity, Inc., Class A	2.3%
Premier, Inc., Class A	2.2%
Centene Corp.	2.2%
Universal Health Services, Inc., Class B	2.2%
Cardinal Health, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Royalty Pharma PLC, Class A	2.6%
Intra-Cellular Therapies, Inc.	2.5%
Acadia Healthcare Co., Inc.	2.4%
Natera, Inc.	2.3%
Tenet Healthcare Corp.	2.3%
Doximity, Inc., Class A	2.3%
Premier, Inc., Class A	2.2%
Centene Corp.	2.2%
Universal Health Services, Inc., Class B	2.2%
Cardinal Health, Inc.	2.2%

C000048901 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Industrials/Producer DurablesAlphaDEX® Fund
Class Name	First Trust Industrials/Producer DurablesAlphaDEX® Fund
Trading Symbol	FXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Industrials/Producer Durables AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Industrials/Producer Durables AlphaDEX® Fund	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[14]
Net Assets	$ 2,031,635,477
Holdings Count | Holding	138
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$2,031,635,477
Total number of portfolio holdings	138
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oshkosh Corp.	1.4%
Builders FirstSource, Inc.	1.4%
Howmet Aerospace, Inc.	1.4%
Shift4 Payments, Inc., Class A	1.4%
CNH Industrial N.V.	1.3%
Genpact Ltd.	1.3%
ADT, Inc.	1.3%
Axon Enterprise, Inc.	1.3%
Owens Corning	1.3%
MSC Industrial Direct Co., Inc., Class A	1.3%
Sector Allocation

Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Oshkosh Corp.	1.4%
Builders FirstSource, Inc.	1.4%
Howmet Aerospace, Inc.	1.4%
Shift4 Payments, Inc., Class A	1.4%
CNH Industrial N.V.	1.3%
Genpact Ltd.	1.3%
ADT, Inc.	1.3%
Axon Enterprise, Inc.	1.3%
Owens Corning	1.3%
MSC Industrial Direct Co., Inc., Class A	1.3%

C000048902 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Materials AlphaDEX® Fund
Class Name	First Trust Materials AlphaDEX® Fund
Trading Symbol	FXZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Materials AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Materials AlphaDEX® Fund	$30	0.63%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[15]
Net Assets	$ 263,021,343
Holdings Count | Holding	38
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$263,021,343
Total number of portfolio holdings	38
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
FMC Corp.	5.2%
Steel Dynamics, Inc.	5.1%
Nucor Corp.	4.9%
Eastman Chemical Co.	4.9%
Reliance, Inc.	4.8%
Celanese Corp.	4.6%
LyondellBasell Industries N.V., Class A	4.6%
Air Products and Chemicals, Inc.	4.2%
Mosaic (The) Co.	4.1%
Timken (The) Co.	4.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
FMC Corp.	5.2%
Steel Dynamics, Inc.	5.1%
Nucor Corp.	4.9%
Eastman Chemical Co.	4.9%
Reliance, Inc.	4.8%
Celanese Corp.	4.6%
LyondellBasell Industries N.V., Class A	4.6%
Air Products and Chemicals, Inc.	4.2%
Mosaic (The) Co.	4.1%
Timken (The) Co.	4.0%

C000048903 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Technology AlphaDEX® Fund
Class Name	First Trust Technology AlphaDEX® Fund
Trading Symbol	FXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Technology AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Technology AlphaDEX® Fund	$33	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[16]
Net Assets	$ 1,485,668,211
Holdings Count | Holding	103
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$1,485,668,211
Total number of portfolio holdings	103
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Twilio, Inc., Class A	2.1%
Concentrix Corp.	1.9%
Pegasystems, Inc.	1.8%
AppLovin Corp., Class A	1.8%
DoorDash, Inc., Class A	1.7%
Toast, Inc., Class A	1.7%
Palantir Technologies, Inc., Class A	1.7%
Micron Technology, Inc.	1.7%
GoDaddy, Inc., Class A	1.7%
DocuSign, Inc.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Twilio, Inc., Class A	2.1%
Concentrix Corp.	1.9%
Pegasystems, Inc.	1.8%
AppLovin Corp., Class A	1.8%
DoorDash, Inc., Class A	1.7%
Toast, Inc., Class A	1.7%
Palantir Technologies, Inc., Class A	1.7%
Micron Technology, Inc.	1.7%
GoDaddy, Inc., Class A	1.7%
DocuSign, Inc.	1.7%

C000048904 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Utilities AlphaDEX® Fund
Class Name	First Trust Utilities AlphaDEX® Fund
Trading Symbol	FXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Utilities AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FXU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FXU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Utilities AlphaDEX® Fund	$33	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[17]
Net Assets	$ 326,584,557
Holdings Count | Holding	41
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$326,584,557
Total number of portfolio holdings	41
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vistra Corp.	5.0%
UGI Corp.	4.4%
Exelon Corp.	4.3%
Consolidated Edison, Inc.	4.3%
Evergy, Inc.	4.3%
Pinnacle West Capital Corp.	4.2%
MDU Resources Group, Inc.	4.0%
American Electric Power Co., Inc.	3.5%
Duke Energy Corp.	3.4%
OGE Energy Corp.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vistra Corp.	5.0%
UGI Corp.	4.4%
Exelon Corp.	4.3%
Consolidated Edison, Inc.	4.3%
Evergy, Inc.	4.3%
Pinnacle West Capital Corp.	4.2%
MDU Resources Group, Inc.	4.0%
American Electric Power Co., Inc.	3.5%
Duke Energy Corp.	3.4%
OGE Energy Corp.	3.3%

C000099059 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap GrowthAlphaDEX® Fund
Class Name	First Trust Mid Cap GrowthAlphaDEX® Fund
Trading Symbol	FNY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Growth AlphaDEX® Fund	$37	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[18]
Net Assets	$ 422,347,406
Holdings Count | Holding	228
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$422,347,406
Total number of portfolio holdings	228
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hims & Hers Health, Inc.	1.1%
Corcept Therapeutics, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
Interactive Brokers Group, Inc., Class A	0.9%
Guardant Health, Inc.	0.9%
Maplebear, Inc.	0.8%
Pegasystems, Inc.	0.8%
Shift4 Payments, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
ExlService Holdings, Inc.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hims & Hers Health, Inc.	1.1%
Corcept Therapeutics, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
Interactive Brokers Group, Inc., Class A	0.9%
Guardant Health, Inc.	0.9%
Maplebear, Inc.	0.8%
Pegasystems, Inc.	0.8%
Shift4 Payments, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
ExlService Holdings, Inc.	0.8%

C000099060 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Mid Cap Value AlphaDEX® Fund
Class Name	First Trust Mid Cap Value AlphaDEX® Fund
Trading Symbol	FNK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Mid Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNK. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Mid Cap Value AlphaDEX® Fund	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[19]
Net Assets	$ 230,488,795
Holdings Count | Holding	228
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$230,488,795
Total number of portfolio holdings	228
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oshkosh Corp.	0.9%
Concentrix Corp.	0.9%
FMC Corp.	0.8%
Mosaic (The) Co.	0.8%
ADT, Inc.	0.8%
Civitas Resources, Inc.	0.8%
MGIC Investment Corp.	0.8%
Radian Group, Inc.	0.8%
Essent Group Ltd.	0.8%
Taylor Morrison Home Corp.	0.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oshkosh Corp.	0.9%
Concentrix Corp.	0.9%
FMC Corp.	0.8%
Mosaic (The) Co.	0.8%
ADT, Inc.	0.8%
Civitas Resources, Inc.	0.8%
MGIC Investment Corp.	0.8%
Radian Group, Inc.	0.8%
Essent Group Ltd.	0.8%
Taylor Morrison Home Corp.	0.8%

C000099061 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap GrowthAlphaDEX® Fund
Class Name	First Trust Small Cap GrowthAlphaDEX® Fund
Trading Symbol	FYC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Growth AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Growth AlphaDEX® Fund	$37(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 37	[20]
Expense Ratio, Percent	0.70%	[20],[21]
Net Assets	$ 476,058,296
Holdings Count | Holding	267
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$476,058,296
Total number of portfolio holdings	267
Portfolio turnover rate	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.2%
Bank of America Corp.	1.1%
Brinker International, Inc.	0.8%
Alignment Healthcare, Inc.	0.8%
Stride, Inc.	0.8%
EchoStar Corp., Class A	0.7%
SkyWest, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
OSI Systems, Inc.	0.7%
Enova International, Inc.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	1.2%
Bank of America Corp.	1.1%
Brinker International, Inc.	0.8%
Alignment Healthcare, Inc.	0.8%
Stride, Inc.	0.8%
EchoStar Corp., Class A	0.7%
SkyWest, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
OSI Systems, Inc.	0.7%
Enova International, Inc.	0.7%

C000099062 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Small Cap ValueAlphaDEX® Fund
Class Name	First Trust Small Cap ValueAlphaDEX® Fund
Trading Symbol	FYT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Small Cap Value AlphaDEX® Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FYT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FYT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap Value AlphaDEX® Fund	$35(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 35	[22]
Expense Ratio, Percent	0.70%	[22],[23]
Net Assets	$ 172,640,965
Holdings Count | Holding	265
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$172,640,965
Total number of portfolio holdings	265
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Bank of America Corp.	1.2%
Customers Bancorp, Inc.	0.7%
AMN Healthcare Services, Inc.	0.7%
DNOW, Inc.	0.7%
Viasat, Inc.	0.7%
Dana, Inc.	0.7%
Green Brick Partners, Inc.	0.7%
Premier, Inc., Class A	0.7%
Graham Holdings Co., Class B	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	1.3%
Bank of America Corp.	1.2%
Customers Bancorp, Inc.	0.7%
AMN Healthcare Services, Inc.	0.7%
DNOW, Inc.	0.7%
Viasat, Inc.	0.7%
Dana, Inc.	0.7%
Green Brick Partners, Inc.	0.7%
Premier, Inc., Class A	0.7%
Graham Holdings Co., Class B	0.7%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[21]	Annualized.
[22]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[23]	Annualized.